Shareholder Report	6 Months Ended
Jun. 30, 2025
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Eagle Capital Growth Fund, Inc.
Entity Central Index Key	0000850027
Entity Investment Company Type	N-2
Document Period End Date	Jun. 30, 2025